Stock plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock plans (other details)
Number of shares reserved for issuance under the LTIP and STIP	13,126,896												13,126,896
Remaining number of shares reserved for issuance	903,292												903,292
Share compensation expenses	$ 8,821	$ 8,764	$ 8,341	$ 7,147	$ 8,147	$ 10,527	$ 6,638	$ 2,318	$ 7,126	$ 7,345	$ 6,800	$ 5,438	$ 33,073	$ 27,630	$ 26,709
Intrinsic value of options outstanding	27,573												27,573
Intrinsic value of options exercisable	27,573												27,573
Tax benefit from share compensation expenses													1,610	1,423	1,380
Net windfall taxes on exercise of stock options													3,513
Options [Member]
Stock plans (other details)
Life of options													10 years
Share compensation expenses													0	0	142
Restricted share awards [Member]
Stock plans (other details)
Share compensation expenses													31,335	27,750	25,145
Unrecognized share compensation expenses	74,670				69,219				43,952				74,670	69,219	43,952
Weighted average period of recognizing share based compensation expenses													2 years 8 months 12 days	3 years 2 months 12 days	2 years 7 months 6 days
Restricted share units [Member]
Stock plans (other details)
Share compensation expenses													876	585	499
Unrecognized share compensation expenses	2,774				1,678				978				2,774	1,678	978
Weighted average period of recognizing share based compensation expenses													3 years 1 month 6 days	3 years 4 months 24 days	2 years 7 months 6 days
Performance Shares [Member]
Stock plans (other details)
Share compensation expenses													862	(705)	923
Unrecognized share compensation expenses	$ 2,232				$ 1,642				$ 3,328				$ 2,232	$ 1,642	$ 3,328
Weighted average period of recognizing share based compensation expenses													2 years 1 month 6 days	2 years 0 months 4 days	1 year 8 months 12 days
Performance Share Awards Performance Period													P3Y
Special dividend declared and paid [Member]
Stock plans (other details)
Common Stock, Dividends, Per Share, Cash Paid														$ 2.00